RESTATEMENT	12 Months Ended
Dec. 31, 2021
Restatement
RESTATEMENT

31.	RESTATEMENT

The Company’s acquisition of PST Technology (as detailed in Note 29) in 2021 was accounted for as a combination of entities under common control since the Company and PST Technology were under the common control of Mr. Li Feilie. The consolidated statements of financial position as of January 1, 2020, December 31, 2020 and December 31, 2021 were restated to present the assets and liabilities of the subsidiaries using the existing book values from the controlling shareholder’s perspective. The consolidated financial statements of the Group prior to acquisition were restated to include the results of operations of PST Technology and its subsidiaries on a combined basis when the entities first came under the common control of Mr. Li Feilie.

As a result of the acquisition of PST Technology, the relevant line items in the consolidated statements of profit or loss for the years ended December 31, 2020 and 2019, the consolidated statements of financial position as of December 31, 2020 and January 1, 2020, and the consolidated statements of changes in equity for the years ended December 31, 2020 and 2019 were restated as follows:

	Year Ended December 31, 2020
Consolidated statement of profit or loss	The Group (as previously reported)	Adjustment in relation to acquisition of PST Technology	The Group (As adjusted)
	CNY	CNY	CNY

Revenue	6,867	35,631	42,498
Cost of sales	(6,854)	(32,361)	(39,215)
Selling and distribution expenses	(2)	(756)	(758)
Administrative expenses	(7,140)	(11,713)	(18,853)
Other operating income	—	1,616	1,616
Impairment losses	—	(4,162)	(4,162)
Finance costs	(60)	(3,689)	(3,749)
Finance income	18	15,450	15,468
Income tax benefit/(expense)	1,416	(2,674)	(1,258)

Profit/(loss) for the year	25,579	(2,658)	22,921

Consolidated statement of changes in equity:
Equity attributable to owners of the Company	101,202	71,525	172,727

Loss per share attributable to ordinary equity holder of the Company:
Basic and diluted
- Earnings/(loss) per share	0.90	(0.12)	0.78

	Year Ended December 31, 2019
Consolidated statement of profit or loss	The Group (as previously reported)	Adjustment in relation to acquisition of PST Technology	The Group (As adjusted)
	CNY	CNY	CNY

Revenue	12,969	134,210	147,179
Cost of sales	(12,752)	(119,389)	(132,141)
Selling and distribution expenses	(2)	(826)	(828)
Administrative expenses	(5,814)	(14,090)	(19,904)
Other operating income	—	1,431	1,431
Impairment losses on financial assets	—	(9,367)	(9,367)
Impairment loss on intangible assets		(16,662)	(16,662)
Impairment loss on goodwill		(31,478)	(31,478)
Finance costs	(62)	(278)	(340)
Finance income	16	12,792	12,808
Income tax benefit	—	1,374	1,374

Profit/(loss) for the year	(5,645)	(42,283)	(47,928)

Consolidated statement of changes in equity:
Equity attributable to owners of the Company	(27,554)	72,768	45,214

Loss per share attributable to ordinary equity holders of the Company:
Basic and diluted
- Earnings/(loss) per share	0.23	(1.77)	(1.54)

	December 31, 2020
Consolidated statement of financial position	The Group (as previously reported)	Adjustment in relation to acquisition of PST Technology	The Group (As adjusted)
	CNY	CNY	CNY

Non-current assets	1,237	150,454	151,691
Current assets	141,191	237,174	378,365

Total assets	142,428	387,628	530,056

Current liabilities	30,915	117,748	148,663
Non-current liabilities	10,311	79,283	89,594

Total liabilities	41,226	197,031	238,257

Issued capital	390,297	28,794	419,091
Other capital reserves	716,776	71,211	787,987
Accumulated losses	(1,002,705)	(28,482)	(1,031,187)
Other comprehensive (loss)/income	(3,166)	2	(3,164)

Equity attributable to owners of the Company	101,202	71,525	172,727
Non-controlling interests	—	119,072	119,072

Total equity	101,202	190,597	291,799

	January 1, 2020
Consolidated statement of financial position	The Group (as previously reported)	Adjustment in relation to acquisition of PST Technology	The Group (As adjusted)
	CNY	CNY	CNY

Non-current assets	830	125,110	125,940
Current assets	7,468	261,552	269,020

Total assets	8,298	386,662	394,960

Current liabilities	35,852	163,257	199,109
Non-current liabilities	—	30,150	30,150

Total liabilities	35,852	193,407	229,259

Issued capital	312,081	28,794	340,875
Other capital reserves	692,518	71,211	763,729
Accumulated losses	(1,028,284)	(27,239)	(1,055,523)
Other comprehensive (loss)/income	(3,869)	2	(3,867)

Equity attributable to owners of the Company	(27,554)	72,768	45,214
Non-controlling interests	—	120,487	120,487

Total equity	(27,554)	193,255	165,701